Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net	Accounts Receivable, Net
Accounts receivable, net consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Trade Receivables	$12,845	$1,299
Less: Allowances for Doubtful Accounts	(67)	(67)
Total	$12,778	$1,232